Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.29%
Aerospace & Defense–1.89%
Northrop Grumman Corp.	12,892	$5,674,929
RTX Corp.	28,939	2,082,740
		7,757,669
Air Freight & Logistics–1.15%
United Parcel Service, Inc., Class B	30,347	4,730,187
Apparel Retail–0.84%
TJX Cos., Inc. (The)	38,867	3,454,499
Application Software–1.35%
Intuit, Inc.	10,879	5,558,516
Asset Management & Custody Banks–2.28%
BlackRock, Inc.	7,256	4,690,932
State Street Corp.	69,689	4,666,375
		9,357,307
Automotive Parts & Equipment–0.30%
Lear Corp.	9,209	1,235,848
Building Products–1.15%
Trane Technologies PLC	23,226	4,712,788
Cable & Satellite–1.88%
Comcast Corp., Class A	174,487	7,736,754
Construction Machinery & Heavy Transportation Equipment– 0.90%
Caterpillar, Inc.	13,491	3,683,043
Construction Materials–1.04%
CRH PLC	77,705	4,252,795
Consumer Finance–1.01%
American Express Co.	27,941	4,168,518
Consumer Staples Merchandise Retail–3.78%
Target Corp.	35,869	3,966,035
Walmart, Inc.	72,258	11,556,222
		15,522,257
Distillers & Vintners–1.03%
Constellation Brands, Inc., Class A	16,832	4,230,386
Diversified Banks–5.20%
Fifth Third Bancorp(b)	91,067	2,306,727
JPMorgan Chase & Co.	52,137	7,560,908
PNC Financial Services Group, Inc. (The)	46,664	5,728,939
Wells Fargo & Co.	141,204	5,769,596
		21,366,170
Electric Utilities–2.49%
American Electric Power Co., Inc.	60,576	4,556,527
Entergy Corp.	61,416	5,680,980
		10,237,507
Shares		Value
Electrical Components & Equipment–1.42%
ABB Ltd. (Switzerland)	114,964	$4,108,383
Hubbell, Inc.	5,508	1,726,262
		5,834,645
Electronic Manufacturing Services–1.33%
TE Connectivity Ltd.	44,076	5,444,708
Financial Exchanges & Data–2.87%
CME Group, Inc., Class A	32,994	6,606,059
S&P Global, Inc.	14,212	5,193,207
		11,799,266
Food Distributors–0.80%
Sysco Corp.	49,893	3,295,433
Health Care Equipment–6.68%
Baxter International, Inc.	90,856	3,428,905
Becton, Dickinson and Co.	31,239	8,076,219
Medtronic PLC	85,240	6,679,406
Stryker Corp.	16,151	4,413,584
Zimmer Biomet Holdings, Inc.	43,313	4,860,585
		27,458,699
Health Care Services–1.67%
CVS Health Corp.	98,576	6,882,576
Home Improvement Retail–1.13%
Lowe’s Cos., Inc.	22,292	4,633,169
Human Resource & Employment Services–0.81%
Automatic Data Processing, Inc.	13,764	3,311,343
Industrial Conglomerates–1.23%
General Electric Co.	45,672	5,049,040
Industrial Machinery & Supplies & Components–2.04%
Parker-Hannifin Corp.	21,511	8,378,965
Integrated Oil & Gas–3.57%
Chevron Corp.	86,996	14,669,264
Integrated Telecommunication Services–1.01%
Deutsche Telekom AG (Germany)	197,171	4,140,480
Interactive Home Entertainment–0.86%
Electronic Arts, Inc.	29,463	3,547,345
Investment Banking & Brokerage–1.35%
Charles Schwab Corp. (The)	101,317	5,562,303
IT Consulting & Other Services–1.24%
Accenture PLC, Class A	16,561	5,086,049
Life Sciences Tools & Services–1.89%
Thermo Fisher Scientific, Inc.	15,333	7,761,105
Multi-line Insurance–1.30%
Hartford Financial Services Group, Inc. (The)	75,519	5,355,052
Multi-Utilities–2.60%
Dominion Energy, Inc.(b)	106,225	4,745,071

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Multi-Utilities–(continued)
Public Service Enterprise Group, Inc.	104,643	$5,955,233
		10,700,304
Oil & Gas Exploration & Production–5.77%
ConocoPhillips	100,433	12,031,873
Marathon Oil Corp.	215,302	5,759,329
Pioneer Natural Resources Co.	25,839	5,931,342
		23,722,544
Oil & Gas Storage & Transportation–0.84%
Enbridge, Inc. (Canada)	104,337	3,460,616
Packaged Foods & Meats–1.44%
Nestle S.A. (Switzerland)	52,425	5,919,904
Personal Care Products–0.80%
L’Oreal S.A. (France)	7,956	3,294,893
Pharmaceuticals–6.89%
AstraZeneca PLC (United Kingdom)	49,101	6,607,855
Johnson & Johnson	82,112	12,788,944
Merck & Co., Inc.	86,477	8,902,807
		28,299,606
Property & Casualty Insurance–0.77%
Travelers Cos., Inc. (The)	19,410	3,169,847
Rail Transportation–1.36%
Union Pacific Corp.	27,430	5,585,571
Regional Banks–0.91%
M&T Bank Corp.	29,464	3,725,723
Restaurants–2.70%
McDonald’s Corp.	24,291	6,399,221
Starbucks Corp.	51,521	4,702,322
		11,101,543
Semiconductor Materials & Equipment–0.99%
Lam Research Corp.	6,503	4,075,885
Semiconductors–1.52%
Analog Devices, Inc.	23,653	4,141,404
Broadcom, Inc.	2,546	2,114,656
		6,256,060
Soft Drinks & Non-alcoholic Beverages–1.29%
Coca-Cola Co. (The)	94,990	5,317,540
Shares		Value
Specialty Chemicals–2.76%
DuPont de Nemours, Inc.(b)	87,940	$6,559,445
PPG Industries, Inc.	36,899	4,789,490
		11,348,935
Systems Software–2.21%
Microsoft Corp.	28,785	9,088,864
Telecom Tower REITs–0.87%
Crown Castle, Inc.(b)	38,831	3,573,617
Timber REITs–0.78%
Weyerhaeuser Co.	104,121	3,192,350
Tobacco–2.32%
Philip Morris International, Inc.	102,873	9,523,982
Transaction & Payment Processing Services–1.98%
Visa, Inc., Class A(b)	35,447	8,153,164
Total Common Stocks & Other Equity Interests (Cost $343,629,409)		395,724,634
Money Market Funds–3.58%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(c)(d)	5,156,125	5,156,125
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(c)(d)	3,681,547	3,682,284
Invesco Treasury Portfolio, Institutional Class, 5.26%(c)(d)	5,892,714	5,892,714
Total Money Market Funds (Cost $14,730,898)		14,731,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $358,360,307)		410,455,757
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.24%
Invesco Private Government Fund, 5.30%(c)(d)(e)	7,175,283	7,175,283
Invesco Private Prime Fund, 5.51%(c)(d)(e)	18,450,725	18,450,725
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,626,053)		25,626,008
TOTAL INVESTMENTS IN SECURITIES–106.11% (Cost $383,986,360)		436,081,765
OTHER ASSETS LESS LIABILITIES—(6.11)%		(25,093,213)
NET ASSETS–100.00%		$410,988,552
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,942,942	$23,073,652	$(23,860,469)	$-	$-	$5,156,125	$181,004
Invesco Liquid Assets Portfolio, Institutional Class	4,245,001	16,481,181	(17,043,192)	225	(931)	3,682,284	113,921
Invesco Treasury Portfolio, Institutional Class	6,791,933	26,369,889	(27,269,108)	-	-	5,892,714	179,348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,057,276	213,617,560	(216,499,553)	-	-	7,175,283	341,863*
Invesco Private Prime Fund	25,861,568	437,953,903	(445,354,248)	(1,619)	(8,879)	18,450,725	902,847*
Total	$52,898,720	$717,496,185	$(730,026,570)	$(1,394)	$(9,810)	$40,357,131	$1,718,983

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$371,653,119	$24,071,515	$—	$395,724,634
Money Market Funds	14,731,123	25,626,008	—	40,357,131
Total Investments	$386,384,242	$49,697,523	$—	$436,081,765
Invesco V.I. Diversified Dividend Fund